Income Taxes - Additional Information (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Credit carryforwards	$ 527	$ 541
Tax credit carryforward, expiration date	Dec. 31, 2026